Term Deposits: - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Term Deposits
Term Deposits:

Note 4. Term Deposits:

	December 31,	December 31,
	2022	2021
U.S. Treasury Bills	$27,499,188	$–

The Company has term deposits which are classified as held to maturity, carried at amortized cost and have original maturities of between 3 and 12 months. Term deposits consist of U.S. treasury bills purchased at a discount and amortized to face value over their respective terms. In 2022, the Company recorded non-cash interest income of $122,627 related to the amortization of discount on term deposits.

U.S. Treasury Bills	$ 27,499,188